10. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate			December 31,
	2017	2016	Maturities	2017	2016
				RMB	RMB
Short-term bank loans	4.65%	4.98%	December 2018	520,000	580,000

Summary of long-term borrowings
	Weighted-average interest rate			December 31,
	2017	2016	Maturities	2017	2016
				RMB	RMB
Long-term bank loans, current portion	4.97%	4.98%	December 2018	73,000	62,000
Long-term bank loans	4.99%	4.99%	December 2028	591,000	664,000
Total				664,000	726,000